Dividends (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Interim Dividends

Interim dividends

	$ per share			$ million
	2024	2023	2022	2024	2023	2022
Cash:
March	0.344	0.2875	0.24	2,210	2,030	1,829
June	0.344	0.2875	0.25	2,177	1,984	1,850
September	0.344	0.3310	0.25	2,169	2,179	1,818
December	0.344	0.3310	0.25	2,112	2,196	1,786
Total	1.376	1.237	0.99	8,668	8,389	7,283